6. Note Payable to Bank	9 Months Ended
Sep. 30, 2015
Quarter Three Report [Member]
6. Note Payable to Bank

Note 6 Note Payable to Bank

At September 30, 2015 and December 31, 2014 the Company had a note payable to a bank in the amount of $327,894 and $405,095 respectively. The note dated May 2007 is due in monthly payments of $10,000 and carries interest at 10%. The note is secured by the assets of the Company and personal guarantees by a shareholder and an officer of the Company, and is due August 2018.

Principal payments due under the terms of this note are as follows:

Principal Due in Next 12 months
2015	$106,676
2016	111,894
2017	97,386
2018	11,938
$327,894